UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com.
T. ROWE PRICE
TROSX Overseas Stock Fund –
.
PAEIX Overseas Stock Fund–
.
Advisor  Class
TROIX Overseas Stock Fund–
.
I  Class
TRZSX Overseas Stock Fund–
.
Z Class

T. ROWE PRICE Overseas Stock Fund
HIGHLIGHTS
International stocks fell in the 12 months ended October 31, 2022, as multi-
decade high inflation, hawkish central banks, and a growing energy crisis in
Europe increased the risk of a global downturn.
The Overseas Stock Fund modestly outperformed the MSCI EAFE Index Net in its fiscal year.
Valuation multiples declined meaningfully over the year from very high levels, a decline that was most pronounced in high-multiple growth stocks. Value stocks still look cheaper than warranted versus the market and to some extent in absolute terms, in our view.
Macroeconomic risks remain elevated for financial markets, as the Federal
Reserve’s ’’better late than never’’ pivot to tame inflation appears a difficult balancing act made more problematic by China’s zero-COVID policy and the ongoing Russia-Ukraine war.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Overseas Stock Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply during your fund’s fiscal year, the 12-month period ended October 31, 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Energy was one of the few bright spots for investors, as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch, which helped some commodity-exporting nations in Latin America and the Middle East deliver positive equity returns. While results varied somewhat by region, typically defensive sectors, such as utilities, consumer staples, and health care, also held up relatively well. Conversely, diminishing consumer confidence put a damper on returns in the consumer discretionary sector, and information technology and communication services shares also suffered large reversals.
Inflation remained a leading concern for investors throughout the period.
The war in Ukraine exacerbated already existing supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the pandemic, exerted upward pressure on consumer demand and prices. While investors held out hope that inflation had peaked during the summer, inflation measures remained elevated. In the U.S., the core consumer price index, which excludes volatile food and energy costs, hit a 40-year high in September, while eurozone inflation reached a record level in October’s preliminary report.
In response to persistent inflation, global central banks began to tighten monetary policy. The Federal Reserve, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of
2022, rapidly shifted in a hawkish direction and raised its short-term lending benchmark from near zero in March to a target range of 3.75% to 4.00% by

T. ROWE PRICE Overseas Stock Fund

early November and indicated that additional hikes are likely. The European
Central Bank, meanwhile, raised its key interest rate to its highest level since
2009.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 1.55% at the start of the period to 4.10% at the end of October. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond
Index recording its worst month since 1980 in September. (Bond prices and yields move in opposite directions.)
On a positive note, the U.S. jobs market remained resilient during the period, and the initial reading on gross domestic product for the third quarter returned to positive territory after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels.
The past year has been an exceptionally trying time for investors as substantial sell-offs were the norm across both stocks and bonds, and we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Overseas Stock Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Overseas Stock Fund returned -22.69% in the 12 months ended
October 31, 2022. The fund modestly outperformed the MSCI EAFE Index
Net, which returned -23.00%. (Returns for the Advisor, I, and Z Class shares will vary due to their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
Financial stocks contributed
the most to relative
returns due to both strong
stock selection and an
overweight allocation.
Large contributors included
German reinsurer Munich Re
and insurers Axa (France),
Tokio Marine (Japan), and
Sampo (Finland). Despite
being outwardly “boring”
businesses, these holdings
proved their mettle in a
difficult macro environment by exhibiting financial stability, strong operational performance, and steady capital returns to shareholders. Canada-based Element
Fleet Management, a provider of vehicle leasing and related services, was another top contributor. Element’s shares rose as a post-pandemic surge in driving and services utilization resulted in the company raising its guidance for several consecutive quarters. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Energy was the best-performing sector in absolute terms as the Russia-
Ukraine war disrupted global energy supplies and sent oil and natural gas prices—already elevated due to a post-pandemic surge in consumption and the inflationary energy transition—soaring. Stock selection helped relative performance, led by Norway’s Equinor, now the largest natural gas supplier
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
Overseas Stock Fund –
.
-11.98% -22.69%
Overseas Stock Fund–
.
Advisor  Class -12.03 -22.89
Overseas Stock Fund–
.
I  Class -11.90 -22.55
Overseas Stock Fund–
.
Z
Class -11.58 -21.99
MSCI EAFE Index Net -12.70 -23.00
Lipper International Large-
Cap Core Funds Average -11.73 -22.33

T. ROWE PRICE Overseas Stock Fund

to Europe. Worley, an Australian services provider to energy, chemicals, and resources companies, was another large contributor. During the year, there was strong demand for the company’s engineering expertise—which increasingly includes capabilities in profitable renewable energy projects—as rising energy prices spurred an upswing in customers’ capital expenditures.
The market rewarded the steady earnings and capital return of our core holding in Japanese telecommunications firm Nippon Telegraph & Telephone
(NTT), another large relative contributor. During the year, revenue growth of
NTT’s mobile operations outperformed that of peers, and the company made encouraging progress on delivering merger-related cost synergies.
Turning to detractors, unfavorable stock selection in the health care and consumer discretionary sectors weighed on our relative performance.
Philips was a large detractor after the Dutch health care group cut guidance multiple times due to supply chain challenges and input cost inflation, adding to concerns of potential legal costs related to a 2021 recall of sleep apnea devices. In the consumer discretionary sector, our positions in UK companies
Kingfisher, a home improvement retailer, and homebuilder Persimmon underperformed amid worries that higher interest rates would lead to a housing market downturn.
Concerns of higher interest rates also led to a relative sell-off in highly valued growth stocks that most acutely impacted the information technology
(IT) sector, the worst-performing sector in our benchmark. Within IT, we generally owned stocks that traded at cheaper valuations; however, the sector still hurt our relative performance due to an overweight allocation.
Taiwan Semiconductor Manufacturing Company (TSMC), the global leader in producing increasingly powerful semiconductors, was a notable underperformer. Despite TSMC’s very strong fundamental performance during the year, the stock retreated due to rising Sino-American tensions over Taiwan, where substantially all of TSMC’s assets are located. We are mindful of the increased geopolitical tensions but believe that TSMC’s compelling valuation and strong business fundamentals warrant a position.
How is the fund positioned?
The Overseas Stock Fund owns stocks where our analyst team’s rigorous, fundamental research highlights particularly attractive combinations of business fundamentals and valuation. Sector weights follow primarily from that bottom-up stock selection but are also informed by broader views. Changes to sector weights largely resulted from the relative performance of the sectors over the period.

T. ROWE PRICE Overseas Stock Fund

IT and financials were our largest overweight sectors versus the benchmark at the end of our fiscal year. We believe that IT stocks now sport cheap to reasonable valuations—particularly in light of the strong secular growth opportunities in our investments. As for our financials overweight, we continue to believe that our holdings offer attractive, idiosyncratic opportunities at compelling absolute and relative valuations.
Industrials and business services remained the fund’s largest underweight, which grew more pronounced over the period due to sector underperformance.
Although we believe that the sector on the whole still looks relatively expensive given the macroeconomic backdrop, we found select areas where relative valuations provided attractive opportunities to add to long-standing holdings.
Two such examples where we added to positions were Legrand, a French electrical products manufacturer and distributor, and Siemens, a German industrial conglomerate.
We made purchases across
several other sectors during
the period as well. We started
a position in Manulife
Financial, a Canadian
insurer that we believe can
improve returns in its core
life insurance and wealth
businesses by increasing scale
in its Asian operations and
by continuing its record of
strong expense management.
In September, we participated
in the initial public offering
of German luxury carmaker
Porsche. Porsche has high
returns on invested capital, a
long history of pricing power,
a good management team,
and a customer base focused
on and willing to pay for
performance. Furthermore,
we believe that Porsche’s
electric vehicle (EV) capabilities are among the best of those carmakers with a heritage in internal combustion engines (ICEs). We expect Porsche’s upcoming
EV model launches to supplement an already strong legacy ICE business, driving growth in margins and cash flows.
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/22 10/31/22
Financials 19.7% 20.7%
Health Care 13.1  13.2
Information Technology 12.3  11.2
Industrials and Business
Services 11.1  11.2
Consumer Discretionary 10.3  9.9
Consumer Staples 9.1  9.3
Materials 8.3  7.7
Communication Services 5.5  5.2
Energy 3.7  4.6
Utilities 2.1  2.2
Real Estate 1.6  1.6
Other and Reserves 3.2  3.2
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Overseas Stock Fund

Sales were also spread across various sectors. We sold our holding in British insurer Aviva on strength after a new chief executive overhauled the company’s portfolio of businesses and returned capital to shareholders. We eliminated
British aerospace supplier Meggitt, which was acquired at a sizable premium last year. Finally, we exited our position in Knorr-Bremse, a German supplier of braking and safety systems for trains and commercial vehicles. We became concerned about operational missteps and domestic competition to Knorr-
Bremse’s sizable business in China, compounded by management instability since the company’s visionary chairman unexpectedly passed away in 2021, and decided to focus resources elsewhere.
What is portfolio management’s outlook?
In our last letter, we wrote “Rarely have macroeconomic and geopolitical events been so important in investing.” This remains the case as, among other factors,
China continues with rolling COVID lockdowns; the Russia-Ukraine war drags on; and, perhaps most important for equities, the U.S. Federal Reserve,
European Central Bank (ECB), and Bank of England continue tightening monetary conditions. As we write, the latest U.S. inflation numbers were a bit better than forecast, yet inflation is still far above the Fed’s 2% goal. Even after four large, 75-basis-point target rate increases, real interest rates are still substantially negative, with inflation near 8% year on year while the upper bound of the Fed’s target rate is even now only at 4%. In the past, real interest rates have had to be positive to get inflation under control. The Fed’s current policy is only restrictive if one believes its longer-term inflation forecasts of less than 4%. But the Fed’s efficacy in predicting inflation has not been good;
in general, accurately predicting macroeconomic metrics is very difficult.
We acknowledge that inflation patterns could be different this time given the unprecedented supply and demand disruptions caused by the pandemic that are now rolling off. But as long as the labor market is very tight—as it remains—we are skeptical that it will be so easy to bring inflation into an acceptable range given the massive amounts of monetary and fiscal stimulus that have been injected for over a decade since the great financial crisis and through the coronavirus pandemic. Part of the Fed’s solution may become that an “acceptable” inflation level morphs into a number starting with “3” or “4”
rather than “2.”
In Europe, the situation is more difficult as economies are less set up to weather monetary tightening, which the ECB has just begun in the presence of double-digit inflation prints. Some of that inflation should roll off as the energy price spikes caused by the Russian invasion of Ukraine annualize next year and potentially moderate, depending on the harshness of the European winter. Europe has done an admirable job of filling natural gas storage, but the challenge will continue as those supplies run down into the spring. The current

T. ROWE PRICE Overseas Stock Fund

expectation is that Russian gas flows will be lower next summer than this past one, so even more of next winter’s stores probably need to be sourced via global liquid natural gas imports at potentially greater expense. In this environment, we are very focused on our companies’ abilities to absorb inflation, both with price responses and, where possible, with cost-saving measures. Many of our
European holdings sell and operate globally, which can also help them to manage inflationary pressures. In both Europe and Japan, currency declines versus the U.S. dollar have increased company competitiveness even as these declines have reduced returns for U.S.-based investors.
China’s ongoing COVID shutdowns have a significant effect on company prospects around the world. The shutdowns are exacerbating a business and credit crisis in China’s all-important housing market. We do not expect to see China to fully reopen for some time, given the state of vaccinations and low health care capacity that motivate the government’s stated and apparent policy to continue with shutdowns as the primary mechanism for dealing with
COVID. However, we are starting to see more material government-directed housing sector support. There is scope for a nearer-term rebound, especially if COVID restrictions start to ease, but with President Xi Jinping securing a third term and gaining resounding control over the Chinese Communist Party, we are cautious and concerned over the longer term. Recent U.S. technology restrictions imposed on China may actually increase business for our holdings in the technology sector as Europe, Japan, and the U.S. seek to promote more local production capacity and maintain a technological lead.
Following this year’s market correction, valuations are much more reasonable, especially for international stocks. We see improved potential for international markets to outperform given this base, as we continue to seek to invest in stocks with favorable combinations of business fundamentals and valuation.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Overseas Stock Fund

Principal Risks
International investing. Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-
U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.
Market conditions. The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. ROWE PRICE Overseas Stock Fund

BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

T. ROWE PRICE Overseas Stock Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
10/31/22
Nestle, Switzerland 3.2%
Roche Holding, Switzerland 2.1
Nippon Telegraph & Telephone, Japan 2.0
Siemens, Germany 1.9
Sanofi, France 1.7
Equinor, Norway 1.7
Unilever, United Kingdom 1.6
Novartis, Switzerland 1.5
Taiwan Semiconductor Manufacturing, Taiwan 1.5
TotalEnergies, France 1.5
IGO, Australia 1.4
AXA, France 1.4
AstraZeneca, United Kingdom 1.4
Toyota Motor, Japan 1.3
ASML Holding, Netherlands 1.3
Munich Re, Germany 1.3
Broadcom, United States 1.1
Astellas Pharma, Japan 1.1
Sampo, Finland 1.1
Samsung Electronics, South Korea 1.1
Engie, France 1.1
DNB Bank, Norway 1.1
ING Groep, Netherlands 1.0
NTT Data, Japan 1.0
National Bank of Canada, Canada 1.0
Total 36.4%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Overseas Stock Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
OVERSEAS STOCK FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Overseas Stock Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Overseas Stock Fund –
.
-22.69% 0.01% 4.39% – –
Overseas Stock Fund–
.
Advisor  Class -22.89 -0.26 – 2.81% 8/28/15
Overseas Stock Fund–
.
I  Class -22.55 0.16 – 3.25 8/28/15
Overseas Stock Fund–
.
Z  Class -21.99 – – 14.47 3/16/20
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Overseas Stock Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Overseas Stock Fund 0.77%
Overseas Stock Fund–Advisor Class 1.05
Overseas Stock Fund–I Class 0.66
Overseas Stock Fund–Z Class 0.65
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Overseas Stock Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
OVERSEAS STOCK FUND
Beginning
Account Value
5/1/22
Ending
Account Value
10/31/22
Expenses Paid
During Period*
5/1/22 to 10/31/22
Investor Class
Actual $1,000.00 $880.20 $3.79
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.17   4.08
Advisor Class
Actual   1,000.00   879.70   4.88
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.01   5.24
I Class
Actual   1,000.00   881.00   3.22
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.78   3.47
Z Class
Actual   1,000.00   884.20   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.80%, the
2
Advisor
Class was 1.03%, the
3
I Class was 0.68%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Overseas Stock Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Overseas Stock Fund –
.
-25.06% -0.91% 3.84% – –
Overseas Stock Fund–
.
Advisor  Class -25.27  -1.17  – 1.98% 8/28/15
Overseas Stock Fund–
.
I  Class -24.98  -0.75  – 2.41  8/28/15
Overseas Stock Fund–
.
Z  Class -24.50  – – 12.22  3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor ,
3
I , and
4
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 13.46 $ 10.07 $ 10.87 $ 10.16 $ 11.34
Investment activities
Net investment income
(1)(2)
0.27 0.24 0.16 0.26 0.26
Net realized and unrealized gain/
loss (3.27) 3.32 (0.72) 0.76 (1.23)
Total from investment activities (3.00) 3.56 (0.56) 1.02 (0.97)
Distributions
Net investment income (0.25) (0.17) (0.24) (0.21) (0.21)
Net realized gain — — — (0.10) —
Total distributions (0.25) (0.17) (0.24) (0.31) (0.21)
NET ASSET VALUE
End of period $ 10.21 $ 13.46 $ 10.07 $ 10.87 $ 10.16
Ratios/Supplemental Data
Total return
(2)(3)
(22.69)% 35.58% (5.37)% 10.52% (8.73)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.80% 0.77% 0.80% 0.81% 0.81%
Net expenses after waivers/
payments by Price Associates 0.80% 0.77% 0.80% 0.81% 0.81%
Net investment income 2.26% 1.90% 1.57% 2.53% 2.30%
Portfolio turnover rate 5.0% 12.6% 13.4% 18.2% 14.4%
Net assets, end of period (in
millions) $4,556 $6,693 $4,171 $10,787 $9,931
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 13.28 $ 9.94 $ 10.74 $ 10.05 $ 11.24
Investment activities
Net investment income
(1)(2)
0.16 0.16 0.15 0.20 0.24
Net realized and unrealized gain/
loss (3.20) 3.31 (0.72) 0.78 (1.23)
Total from investment activities (3.04) 3.47 (0.57) 0.98 (0.99)
Distributions
Net investment income — (0.13) (0.23) (0.19) (0.20)
Net realized gain — — — (0.10) —
Total distributions — (0.13) (0.23) (0.29) (0.20)
NET ASSET VALUE
End of period $ 10.24 $ 13.28 $ 9.94 $ 10.74 $ 10.05
Ratios/Supplemental Data
Total return
(2)(3)
(22.89)% 35.08% (5.52)% 10.20% (8.99)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.04% 1.05% 1.07% 1.08% 1.10%
Net expenses after waivers/
payments by Price Associates 1.04% 1.05% 1.07% 1.08% 1.10%
Net investment income 1.57% 1.24% 1.48% 1.95% 2.19%
Portfolio turnover rate 5.0% 12.6% 13.4% 18.2% 14.4%
Net assets, end of period (in
thousands) $412,647 $11,204 $53,263 $48,040 $4,499
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 13.45 $ 10.08 $ 10.86 $ 10.15 $ 11.32
Investment activities
Net investment income
(1)(2)
0.29 0.26 0.17 0.28 0.29
Net realized and unrealized gain/
loss (3.27) 3.31 (0.71) 0.75 (1.24)
Total from investment activities (2.98) 3.57 (0.54) 1.03 (0.95)
Distributions
Net investment income (0.25) (0.20) (0.24) (0.22) (0.22)
Net realized gain — — — (0.10) —
Total distributions (0.25) (0.20) (0.24) (0.32) (0.22)
NET ASSET VALUE
End of period $ 10.22 $ 13.45 $ 10.08 $ 10.86 $ 10.15
Ratios/Supplemental Data
Total return
(2)(3)
(22.55)% 35.69% (5.18)% 10.65% (8.58)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.67% 0.66% 0.66% 0.66% 0.66%
Net expenses after waivers/
payments by Price Associates 0.67% 0.66% 0.66% 0.66% 0.66%
Net investment income 2.48% 2.00% 1.70% 2.72% 2.56%
Portfolio turnover rate 5.0% 12.6% 13.4% 18.2% 14.4%
Net assets, end of period (in
millions) $4,162 $5,047 $3,359 $6,443 $5,755
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 13.55 $ 10.12 $ 7.56
Investment activities
Net investment income
(2)(3)
0.37 0.34 0.17
Net realized and unrealized gain/loss (3.28) 3.33 2.39
(4)
Total from investment activities (2.91) 3.67 2.56
Distributions
Net investment income (0.33) (0.24) —
NET ASSET VALUE
End of period $ 10.31 $ 13.55 $ 10.12
Ratios/Supplemental Data
Total return
(3)(5)
(21.99)% 36.60% 33.86%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.66% 0.65% 0.66%
(6)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(6)
Net investment income 3.09% 2.66% 2.73%
(6)
Portfolio turnover rate 5.0% 12.6% 13.4%
Net assets, end of period (in millions) $9,029 $11,078 $9,009
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Overseas Stock Fund
October 31, 2022
20
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 5.3%
Common Stocks 5.3%
Australia & New Zealand Banking Group  5,665,427 92,821
BHP Group  1,880,471 45,169
BHP Group (GBP)  (1) 4,912,203 117,253
Challenger  9,403,349 42,252
IGO  26,545,735 259,616
Macquarie Group  866,649 94,017
Rio Tinto  620,088 35,190
Scentre Group  43,283,438 80,552
South32  30,186,211 69,255
Woodside Energy Group (GBP)  887,640 20,661
Worley  11,649,718 106,410
Total Australia (Cost
$828,425
)
963,196
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  1,630,042 40,172
Total Austria (Cost
$44,762
)
40,172
BELGIUM 0.4%
Common Stocks 0.4%
Umicore  (1) 2,291,337 75,536
Total Belgium (Cost
$69,351
)
75,536
BRAZIL 0.2%
Common Stocks 0.2%
XP, Class A (USD)  (1)(2) 2,402,907 44,045
Total Brazil (Cost
$75,179
)
44,045
CANADA 4.3%
Common Stocks 4.3%
Definity Financial  997,021 29,530
Element Fleet Management  12,291,843 163,759
Magna International (USD)  2,421,983 134,977
Manulife Financial  5,443,400 90,221
National Bank of Canada  2,725,485 185,573
Sun Life Financial  4,021,705 170,805
Total Canada (Cost
$620,642
)
774,865
T. ROWE PRICE Overseas Stock Fund

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
CHILE 0.5%
Common Stocks 0.5%
Antofagasta (GBP)  6,614,057 89,127
Total Chile (Cost
$80,021
)
89,127
CHINA 1.0%
Common Stocks 1.0%
Alibaba Group Holding, ADR (USD)  (1)(2) 246,038 15,643
Beijing Enterprises Holdings (HKD)  11,162,500 28,318
PICC Property & Casualty, Class H (HKD)  91,188,000 84,104
Ping An Insurance Group, Class H (HKD)  7,059,500 28,262
Tencent Holdings (HKD)  918,300 24,130
Total China (Cost
$232,000
)
180,457
DENMARK 0.3%
Common Stocks 0.3%
Genmab  (2) 153,886 59,278
Total Denmark (Cost
$48,757
)
59,278
FINLAND 1.6%
Common Stocks 1.6%
Sampo, Class A  4,297,323 196,507
Stora Enso, Class R  7,243,933 94,452
Total Finland (Cost
$252,721
)
290,959
FRANCE 11.1%
Common Stocks 11.1%
Air Liquide  1,044,143 136,588
AXA  10,509,919 259,541
BNP Paribas  2,184,115 102,422
Engie  14,867,997 193,185
EssilorLuxottica  808,672 127,874
Ipsen  385,533 39,620
Kering  214,406 98,190
L'Oreal  488,358 153,347
Legrand  1,701,288 129,646
Safran  866,154 96,464
Sanofi  3,507,462 301,845
Teleperformance  379,974 101,806

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
TotalEnergies  4,976,565 271,488
Total France (Cost
$1,940,293
)
2,012,016
GERMANY 8.6%
Common Stocks 8.0%
BASF  1,940,571 87,075
Bayer  3,121,993 164,158
Covestro  2,034,787 69,073
Evotec  (2) 1,840,720 35,108
Fresenius  3,399,618 78,236
KION Group  1,876,160 41,595
Munich Re  867,425 228,979
SAP  1,774,552 170,806
Siemens  3,194,198 348,835
Siemens Healthineers  3,026,359 138,645
Stroeer  (1) 831,641 33,905
Zalando  (1)(2) 2,029,783 46,783
1,443,198
Preferred Stocks 0.6%
Dr Ing hc F Porsche  (1)(2) 1,095,723 112,075
112,075
Total Germany (Cost
$2,095,401
)
1,555,273
HONG KONG 0.5%
Common Stocks 0.5%
AIA Group  5,784,400 43,816
Samsonite International  (2) 21,601,200 46,409
Total Hong Kong (Cost
$84,867
)
90,225
INDIA 0.5%
Common Stocks 0.5%
Housing Development Finance  3,235,319 96,740
Total India (Cost
$82,283
)
96,740
IRELAND 0.4%
Common Stocks 0.4%
DCC (GBP)  1,455,818 80,799
Total Ireland (Cost
$88,273
)
80,799

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
ITALY 1.5%
Common Stocks 1.5%
Intesa Sanpaolo  27,743,442 52,894
Moncler  2,121,013 91,510
Prysmian  3,694,264 120,241
Total Italy (Cost
$242,701
)
264,645
JAPAN 19.9%
Common Stocks 19.9%
Asahi Kasei  11,004,400 70,559
Astellas Pharma  14,420,800 198,981
Central Japan Railway  610,700 70,705
CyberAgent  9,051,900 74,363
Denso  1,378,000 68,371
Electric Power Development  4,270,600 59,394
Hamamatsu Photonics  1,864,600 84,357
Honda Motor  1,739,800 39,672
Kirin Holdings  4,170,600 61,308
Mitsubishi  3,147,400 85,260
Mitsubishi Electric  14,049,200 123,613
Mitsubishi HC Capital  10,500,200 45,057
Mitsubishi UFJ Financial Group  16,625,500 78,536
Mitsui Fudosan  7,502,800 143,666
Murata Manufacturing  2,164,600 102,471
Nippon Telegraph & Telephone  12,895,700 355,672
NTT Data  12,911,800 187,013
Omron  935,300 43,621
Otsuka Holdings  2,701,600 86,598
Panasonic  11,347,500 80,824
Pola Orbis Holdings  977,100 10,792
Recruit Holdings  3,524,100 108,441
Renesas Electronics  (2) 5,537,300 46,324
Seven & i Holdings  4,256,900 158,903
SMC  101,200 40,622
SoftBank Group  1,334,100 57,268
Sony Group  1,809,600 122,030
Stanley Electric  2,609,400 44,361
Sumitomo  6,875,400 87,412
Sumitomo Mitsui Trust Holdings  2,009,267 57,805
Sumitomo Rubber Industries  (1) 3,026,000 25,960
Suzuki Motor  2,185,800 73,901
TechnoPro Holdings  4,150,900 99,582

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
THK  2,176,600 37,960
Tokio Marine Holdings  9,142,600 165,528
Tokyo Electron  324,800 85,454
Tosoh  1,015,600 11,049
Toyota Motor  17,383,000 241,182
Welcia Holdings  1,700,000 35,532
Z Holdings  18,983,000 48,991
Total Japan (Cost
$3,648,435
)
3,619,138
NETHERLANDS 3.5%
Common Stocks 3.5%
Adyen  (2) 26,941 38,461
Akzo Nobel  1,538,133 94,957
ASML Holding  503,662 236,261
ING Groep  19,107,648 188,012
Koninklijke Philips  5,471,297 69,403
Total Netherlands (Cost
$669,276
)
627,094
NORWAY 3.3%
Common Stocks 3.3%
DNB Bank  10,833,315 191,608
Equinor  8,274,683 301,477
Storebrand  14,210,957 110,552
Total Norway (Cost
$432,735
)
603,637
SINGAPORE 2.0%
Common Stocks 2.0%
DBS Group Holdings  3,512,300 84,914
United Overseas Bank  7,553,300 148,187
Wilmar International  48,657,200 133,299
Total Singapore (Cost
$322,399
)
366,400
SOUTH KOREA 1.7%
Common Stocks 1.7%
KT  2,677,495 68,744
NAVER  361,981 42,938
Samsung Electronics  4,701,267 195,666
Total South Korea (Cost
$243,073
)
307,348

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 0.4%
Common Stocks 0.4%
Amadeus IT Group, Class A  (2) 1,257,195 65,569
Total Spain (Cost
$64,817
)
65,569
SWEDEN 2.2%
Common Stocks 2.2%
Autoliv, SDR  (1) 1,042,014 83,757
Elekta, Class B  (1) 10,243,788 52,067
Svenska Handelsbanken, Class A  13,770,867 127,946
Telefonaktiebolaget LM Ericsson, Class B  23,174,382 128,834
Total Sweden (Cost
$546,322
)
392,604
SWITZERLAND 10.0%
Common Stocks 10.0%
ABB  6,004,473 166,746
Alcon  841,800 51,253
Barry Callebaut  43,791 82,849
Julius Baer Group  2,142,121 102,777
Nestle  5,265,540 573,200
Novartis  3,455,750 279,538
Roche Holding  1,131,903 375,563
Zurich Insurance Group  423,009 180,276
Total Switzerland (Cost
$1,546,285
)
1,812,202
TAIWAN 1.7%
Common Stocks 1.7%
Largan Precision  519,000 29,693
Taiwan Semiconductor Manufacturing  22,644,089 272,232
Total Taiwan (Cost
$172,032
)
301,925
UNITED KINGDOM 13.9%
Common Stocks 13.9%
Amcor, CDI (AUD)  5,705,928 66,264
Ashtead Group  2,574,644 134,121
ASOS  (1)(2) 2,828,203 18,211
AstraZeneca, ADR (USD)  4,330,300 254,665
Bridgepoint Group  16,581,128 37,895
Bunzl  2,212,930 72,110

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Close Brothers Group  2,032,383 22,897
Compass Group  7,757,204 163,381
Diageo  4,045,670 166,489
Direct Line Insurance Group  18,829,418 43,504
Dr. Martens  12,740,268 36,232
Great Portland Estates  9,479,868 55,882
GSK, ADR (USD)  (1) 2,650,204 87,907
Haleon, ADR (USD)  (1)(2) 3,518,730 21,535
Johnson Matthey  3,744,525 83,120
Kingfisher  42,971,583 107,963
Lloyds Banking Group  175,268,291 84,176
Melrose Industries  65,623,836 88,027
National Grid  10,849,612 118,208
Next  1,354,347 76,493
Persimmon  4,329,667 64,789
Shell, ADR (USD)  2,332,537 129,759
Standard Chartered  8,079,837 48,275
Unilever  6,576,195 298,917
Vodafone Group, ADR (USD)  (1) 10,067,904 118,902
WPP  13,426,216 118,153
Total United Kingdom (Cost
$3,293,146
)
2,517,875
UNITED STATES 1.9%
Common Stocks 1.9%
Broadcom  443,593 208,542
NXP Semiconductors  999,722 146,039
Total United States (Cost
$136,242
)
354,581
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 3.21%  (3)(4) 477,423,725 477,424
Total Short-Term Investments (Cost $477,424) 477,424

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 3.21%  (3)(4) 150,161,990 150,162
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 150,162
Total Securities Lending Collateral (Cost $150,162) 150,162
Total Investments in Securities
100.3% of Net Assets
(Cost $18,488,024) $ 18,213,292
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at October 31, 2022.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.21% $ — $ — $ 5,162 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ 5,162 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
10/31/22
T. Rowe Price Government
Reserve Fund, 3.21% $ 509,898 ¤ ¤ $ 627,586
T. Rowe Price Short-Term Fund 486,735 ¤ ¤ —
Total $ 627,586 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $5,162 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $627,586.

T. ROWE PRICE Overseas Stock Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $18,488,024) $ 18,213,292
Dividends receivable 42,082
Receivable for shares sold 13,842
Foreign currency (cost $8,463) 8,546
Due from affiliates 4,823
Receivable for investment securities sold 2,075
Other assets 58,668
Total assets 18,343,328
Liabilities
Obligation to return securities lending collateral 150,162
Payable for shares redeemed 17,335
Investment management fees payable 9,552
Payable for investment securities purchased 4,507
Payable to directors 3
Other liabilities 1,548
Total liabilities 183,107
NET ASSETS $ 18,160,221

T. ROWE PRICE Overseas Stock Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (703,710)
Paid-in capital applicable to 1,769,782,589 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 18,863,931
NET ASSETS $ 18,160,221
NET ASSET VALUE PER SHARE
Investor Class
($4,556,102,563 / 446,086,390 shares outstanding) $ 10.21
Advisor Class
($412,646,565 / 40,310,331 shares outstanding) $ 10.24
I Class
($4,162,326,486 / 407,229,343 shares outstanding) $ 10.22
Z Class
($9,029,145,421 / 876,156,525 shares outstanding) $ 10.31

T. ROWE PRICE Overseas Stock Fund
Statement of Operations

($000s)
Year
Ended
10/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $64,816) $ 626,926
Securities lending 5,619
Total income 632,545
Expenses
Investment management 129,687
Shareholder servicing
Investor Class $ 7,447
Advisor Class 98
I Class 443 7,988
Rule 12b-1 fees
Advisor Class 202
Prospectus and shareholder reports
Investor Class 331
Advisor Class 1
I Class 150
Z Class 2 484
Custody and accounting 3,986
Registration 338
Legal and audit 68
Directors 51
Miscellaneous 630
Waived / paid by Price Associates (65,142)
Total expenses 78,292
Net investment income 554,253

T. ROWE PRICE Overseas Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 11,040
Foreign currency transactions (10,348)
Net realized gain 692
Change in net unrealized gain / loss
Securities (5,679,088)
Other assets and liabilities denominated in foreign currencies (8,487)
Change in net unrealized gain / loss (5,687,575)
Net realized and unrealized gain / loss (5,686,883)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (5,132,630)

T. ROWE PRICE Overseas Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 554,253 $ 485,418
Net realized gain 692 650,347
Change in net unrealized gain / loss (5,687,575) 4,765,202
Increase (decrease) in net assets from operations (5,132,630) 5,900,967
Distributions to shareholders
Net earnings
Investor Class (125,375) (64,932)
Advisor Class – (278)
I Class (94,280) (73,605)
Z Class (269,160) (211,756)
Decrease in net assets from distributions (488,815) (350,571)
Capital share transactions
*
(1)
Shares sold
Investor Class 1,273,570 2,626,424
Advisor Class 499,767 164,512
I Class 1,832,402 1,557,402
Z Class 1,644,110 1,241,946
Distributions reinvested
Investor Class 122,699 63,282
Advisor Class – 278
I Class 79,409 62,288
Z Class 269,160 211,756
Shares redeemed
Investor Class (1,966,010) (1,507,510)
Advisor Class (76,242) (217,321)
I Class (1,469,744) (1,121,626)
Z Class (1,256,818) (2,395,068)
Increase in net assets from capital share transactions 952,303 686,363

T. ROWE PRICE Overseas Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Net Assets
Increase (decrease) during period (4,669,142) 6,236,759
Beginning of period 22,829,363 16,592,604
End of period $ 18,160,221 $ 22,829,363
*Share information (000s)
(1)
Shares sold
Investor Class 107,378 200,209
Advisor Class 47,087 12,516
I Class 154,071 125,100
Z Class 141,441 97,232
Distributions reinvested
Investor Class 9,424 5,336
Advisor Class – 24
I Class 6,104 5,261
Z Class 20,641 17,854
Shares redeemed
Investor Class (168,039) (122,456)
Advisor Class (7,621) (17,056)
I Class (128,141) (88,389)
Z Class (103,336) (187,748)
Increase in shares outstanding 79,009 47,883
(1)
Includes the exchange of shares from certain classes to the I Class and/or Z Class related to shares held by affiliated products.

T. ROWE PRICE Overseas Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Overseas Stock Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies. The fund has four classes of shares:
the Overseas Stock Fund (Investor Class), the Overseas Stock Fund–Advisor Class
(Advisor Class), the Overseas Stock Fund–I Class (I Class) and the Overseas
Stock Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to
November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Overseas Stock Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in net realized gain (loss) from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2022, the fund realized
$134,930,000 of net gain on $399,030,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the

T. ROWE PRICE Overseas Stock Fund

normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Overseas Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of

T. ROWE PRICE Overseas Stock Fund

foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,162,014 $ 16,311,617 $ — $ 17,473,631
Preferred Stocks — 112,075 — 112,075
Short-Term Investments 477,424 — — 477,424
Securities Lending Collateral 150,162 — — 150,162
Total $ 1,789,600 $ 16,423,692 $ — $ 18,213,292

T. ROWE PRICE Overseas Stock Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2022, the value of loaned securities was
$141,291,000; the value of cash collateral and related investments was $150,162,000.
Other Purchases and sales of portfolio securities other than short-term securities aggregated $2,024,773,000 and $990,561,000, respectively, for the year ended
October 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Overseas Stock Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, the character of net currency losses, and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and
($000s)
October 31,
2022
October 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 488,815 $ 350,571
($000s)
Cost of investments $ 18,619,564
Unrealized appreciation $ 3,965,290
Unrealized depreciation (4,381,175)
Net unrealized appreciation (depreciation) $ (415,885)
($000s)
Undistributed ordinary income $ 495,350
Net unrealized appreciation (depreciation) (415,885)
Loss carryforwards and deferrals (783,175)
Total distributable earnings (loss) $ (703,710)

T. ROWE PRICE Overseas Stock Fund

deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. Capital loss carryforwards acquired through tax-free reorganizations may be subject to certain limitations on amount or timing of use.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee that consists of an individual fund fee and a group fee;
management fees are computed daily and paid monthly. The investment management agreement provides for an individual fund fee equal to 0.35% of the fund’s average daily net assets. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2022, the effective annual group fee rate was 0.29%. Effective May 1, 2021, Price Associates has contractually agreed, at least through February 28, 2023, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s

T. ROWE PRICE Overseas Stock Fund

Board. Any fees waived under this agreement are not subject to reimbursement to Price
Associates by the fund. No management fees were waived under this arrangement for the year ended October 31, 2022.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2022 as indicated in the table below.
At October 31, 2022, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 02/29/24 N/A
(Waived)/repaid during the period ($000s) $— $(65,142)

T. ROWE PRICE Overseas Stock Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended October 31, 2022, expenses incurred pursuant to these service agreements were $107,000 for Price Associates; $637,000 for T. Rowe Price Services, Inc.; and
$125,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2022, the fund was charged $217,000 for shareholder servicing costs related to the college savings plans, of which $107,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At October 31,
2022, approximately 10% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At October 31, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed

T. ROWE PRICE Overseas Stock Fund

by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe
Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price
Reserve Funds pay no investment management fees.
As of October 31, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 3,777,258 shares of the Investor Class, representing 1% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
October 31, 2022, this reimbursement amounted to $36,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than
5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan;
loans of less than 10% are unsecured. During the year ended October 31, 2022, the fund earned $2,000 in interest income related to loans made to other funds on two days in the average amount of $8,850,000 and at an average annual rate of 3.90%. At October 31,
2022, there were no loans outstanding.

T. ROWE PRICE Overseas Stock Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Overseas Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Overseas Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Overseas Stock Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund")
as of October 31, 2022, the related statement of operations for the year ended October
31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Overseas Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2022
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Overseas Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $530,006,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $7,085,000 of the fund's income qualifies for the dividends-
received deduction.
The fund will pass through foreign source income of $561,458,000 and foreign taxes paid of $45,469,000.

T. ROWE PRICE Overseas Stock Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Overseas Stock Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Overseas Stock Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Overseas Stock Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
(2018)
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
(2018)
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
(2013)
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
(2012)
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Overseas Stock Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
(2013)
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
(2021)
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
(2018)
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
(2017)
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company; Vice
President, International Funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Overseas Stock Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
(2022)
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason R. Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Overseas Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, Jr., CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Overseas Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Associate, Equity Research,
Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Head of China Consumer in
Equity Research, Credit Lyonnais Asia-Pacific (to
2018)
Ryan W. Ferro (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Quentin S. Fitzsimmons (1968)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Overseas Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Vishnu V. Gopal (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Joel Grant (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Gianluca Guicciardi (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong; formerly,
Economist, J.P. Morgan (to 2020)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Jeffries
Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tetsuji Inoue (1971)
Vice President
Vice President, Price Hong Kong, T. Rowe Price
Group, Inc., and Price International
Michael D. Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Prashant G. Jeyaganesh (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Overseas Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Overseas Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Philip A. Nestico (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sridhar Nishtala (1975)
Vice President
Director and Vice President, Price Singapore; Vice
President, T. Rowe Price Group, Inc.
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun A. Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Overseas Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Vice President, PIMCO
(to 2018)
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Overseas Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202212-2401547
F165-050 12/22

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$24,349	$21,532
Audit-Related Fees	-	-
Tax Fees	-	2,446
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,760,000 and $3,600,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 16, 2022